Segment information - Summary of Revenue by Geographic Area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	€ 11,727	€ 9,668	€ 7,880
United States
Disclosure of operating segments [line items]
Revenue	4,712	3,692	2,947
United Kingdom
Disclosure of operating segments [line items]
Revenue	1,113	994	836
Luxembourg
Disclosure of operating segments [line items]
Revenue	7	6	5
Other countries
Disclosure of operating segments [line items]
Revenue	€ 5,895	€ 4,976	€ 4,092